Supplemental Disclosure of Cash Flow Information - Supplemental Schedule Of Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows, Additional Disclosures [Abstract]
Accounts receivable	$ 284	$ (1,310)	$ 1,233
Current income tax assets (liabilities)	(295)	(164)	471
Inventory	98	(194)	(74)
Prepaids and other	(56)	2	(3)
Other long-term assets	(117)	117	0
Accounts payable	(147)	39	(7)
Accrued liabilities	(254)	265	(268)
Other long-term liabilities	(62)	(23)	(351)
Net changes in non-cash working capital	(549)	(1,268)	1,001
Net change in non-cash working capital, operating activities	(166)	(1,033)	1,346
Net change in non-cash working capital, investing activities	(383)	(235)	(345)
Exploration and evaluation assets
Expenditures on exploration and evaluation assets	36	73	282
Net proceeds on sale of exploration and evaluation assets	(31)	0	(16)
Net expenditures on exploration and evaluation assets	5	73	266
Deferred purchase consideration payable	$ 72	$ 95	$ 118
Deferred purchase consideration payable, payable period	3 years